Fair Value Measurements - Schedule of Fair Value and NAV (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 604,934,206	$ 570,800,076
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	533,614,450	500,842,496
Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	33,201,277	36,975,032
STMicroelectronics N.V. stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,572,676	7,998,463
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	22,423,772	18,943,213
Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	8,122,031	6,040,872
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	596,812,175	564,759,204
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	533,614,450	500,842,496
Total | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	33,201,277	36,975,032
Total | STMicroelectronics N.V. stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,572,676	7,998,463
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	22,423,772	18,943,213
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	563,262,379	527,784,172
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	533,614,450	500,842,496
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 1 | STMicroelectronics N.V. stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,572,676	7,998,463
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	22,075,253	18,943,213
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	33,549,796	36,975,032
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	33,201,277	36,975,032
Level 2 | STMicroelectronics N.V. stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	348,519	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | STMicroelectronics N.V. stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
NAV | Common collective trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 8,122,031	$ 6,040,872